Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and cash equivalents [abstract]
Cash on hand	$ 47	$ 54	$ 48
Cash at bank	1,915	10,685	2,596
Cash and cash equivalents	$ 1,962	$ 10,739	$ 2,644	$ 4,193	$ 1,246